MORGAN STANLEY INSTITUTIONAL FUND, INC.

522 Fifth Avenue

New York, NY 10036

June 29, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Larry L. Greene, Senior Counsel, Division of Investment Management

Re:	Morgan Stanley Institutional Fund, Inc.
Registration Statement on Form N-14 (File No. 333-181285)

Dear Mr. Greene:

On behalf of Morgan Stanley Institutional Fund, Inc., a Maryland corporation (the “Registrant”), transmitted herewith for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended, is Pre-Effective Amendment No.1 to the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to a proposed Agreement and Plan of Reorganization, pursuant to which all of the assets and liabilities of Morgan Stanley Frontier Emerging Markets Fund, Inc. will be transferred to Frontier Emerging Markets Portfolio, a series of the Registrant (“MSIF Frontier”), in exchange for Class I shares of common stock of MSIF Frontier.

No fees are required in connection with this filing.  Should you have any questions regarding the Registration Statement or the foregoing matters, please do not hesitate to contact me at 212.296.6988 (tel) or 212.507.3954 (fax) or Kristin M. Hester of Dechert LLP at 212.649.8796 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Mary E. Mullin
Mary E. Mullin
Secretary

Enclosures

cc: Stefanie V. Chang Yu